Contingent liabilities, commitments and guarantees - Schedule of Contingent Liabilities, Commitments and Guarantees Arising from the Banking Business (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Contingent liabilities
Total contingent liabilities	£ 2,664	£ 2,553
Commitments and guarantees
Gross loan commitments	140,401	147,875
Less than 1 year original maturity
Commitments and guarantees
Gross loan commitments	106,684	109,448
1 year or over original maturity
Commitments and guarantees
Gross loan commitments	33,642	38,299
Mortgage offers made | Less than 1 year original maturity
Commitments and guarantees
Gross loan commitments	16,740	20,179
Documentary credits and other short-term trade-related transactions
Commitments and guarantees
Gross loan commitments	1	1
Forward asset purchases and forward deposits placed
Commitments and guarantees
Gross loan commitments	74	127
Other commitments and guarantees | Less than 1 year original maturity
Commitments and guarantees
Gross loan commitments	89,944	89,269
Acceptances and endorsements
Contingent liabilities
Total contingent liabilities	157	131
Other items serving as direct credit substitutes
Contingent liabilities
Total contingent liabilities	513	317
Performance bonds, including letters of credit, and other transaction-related contingencies
Contingent liabilities
Total contingent liabilities	1,994	2,105
Other contingent liabilities
Contingent liabilities
Total contingent liabilities	£ 2,507	£ 2,422